SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P 500 Carbon Budget ETF (CBGT)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
December 20, 2024
PRO_SAISTKR24-103